                            BT PYRAMID MUTUAL FUNDS
                                One South Street
                           Baltimore, Maryland 21202

                                February 2, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT PYRAMID MUTUAL FUNDS (the "Trust")
     PreservationPlus - Investment, Institutional, and Institutional Service Classes
     1933 Act File No. 33-45973
     1940 Act File No. 811-6576

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the prospectuses and statement of additional information, dated January 29, 2001, do not differ from the forms of the prospectuses and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 35 on January 29, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                            Very truly yours,

                            /s/ Daniel O. Hirsch


                            Daniel O. Hirsch
                            Secretary